SCHEDULE OF RELATIONSHIP WITH THE COMPANY (Details)	12 Months Ended
Mar. 31, 2026
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
True Blue Entertainment LLC [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Fredrik Eklund